Capital and Reserves (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) $ / Ounce-oz
Capital and reserves [Line Items]
Exercised | $ / Ounce-oz	386,655
Warrants [Member]
Capital and reserves [Line Items]
Balance at December 31, 2017	5,055,694
Issued	1,000,000
Exercised	(1,167,351)
Expired	(3,762,169)
Balance at December 31, 2018	1,126,174
Warrants [Member] | Expiry Date, May 17, 2018
Capital and reserves [Line Items]
Exercise Price	$ 1.75
Balance at December 31, 2017	4,868,620
Issued	0
Exercised	(1,106,451)
Expired	(3,762,169)
Balance at December 31, 2018	0
Warrants [Member] | Expiry Date, May 17, 2018
Capital and reserves [Line Items]
Exercise Price	$ 1.49
Balance at December 31, 2017	60,900
Issued	0
Exercised	(60,900)
Expired	0
Balance at December 31, 2018	0
Warrants [Member] | Expiry Date, May 30, 2019
Capital and reserves [Line Items]
Exercise Price	$ 2.15
Balance at December 31, 2017	126,174
Issued	0
Exercised	0
Expired	0
Balance at December 31, 2018	126,174
Warrants [Member] | Expiry Date, Feb 23, 2023
Capital and reserves [Line Items]
Exercise Price	$ 2.25
Balance at December 31, 2017	0
Issued	1,000,000
Exercised	0
Expired	0
Balance at December 31, 2018	1,000,000